Ordinary Shares	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Ordinary Shares
16. ORDINARY SHARES
On March 27, 2025, the board of directors authorized the Company to adopt a share repurchase program under which the Company may repurchase up to US$10 million of its ordinary shares in the form of American depositary shares (“ADSs”) during a two-year period (the “Share Repurchase Program”). For the six months ended June 30, 2025, pursuant to the share purchase plan, the Company repurchased 383,916 ADS, representing 1,151,748 ordinary shares with a total consideration of approximately RMB 2,157.

As of December 31, 2024, there were 163,294,773 and 16,931,824 shares issued and outstanding for Class A and Class B ordinary shares, respectively. Underwriters did not exercise the over-allotment option granted and these over-allotment option has expired after September 15, 2024.
As of June 30, 2025, there were 163,294,773 Class A ordinary shares issued and 162,143,025 Class A ordinary shares outstanding, and there were 16,931,824 Class B ordinary shares authorized, 16,931,824 Class B ordinary shares issued and outstanding.